Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Tax losses	$ 48,046	$ 31,028
Others	1,555	1,267
Total deferred tax assets	49,601	32,295
Less: Valuation allowance	(49,021)	(31,662)	$ (20,145)	$ (11,393)
Deferred tax assets	580	633
Deferred tax liabilities
Undistributed earnings from PRC entities	4,728	4,332
Others	108	120
Deferred tax liabilities	$ 4,836	$ 4,452